Cover	12 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 21
Entity Registrant Name	ADDENTAX GROUP CORP.
Entity Central Index Key	0001650101
Entity Tax Identification Number	35-2521028
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Kingkey 100
Entity Address, Address Line Two	Block A, Room 4805
Entity Address, Address Line Three	Luohu District
Entity Address, City or Town	Shenzhen City
Entity Address, Postal Zip Code	518000
Country Region	China
City Area Code	(86)
Local Phone Number	755 8233 0336
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false